Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2011
Equity and Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income

15. Accumulated Other Comprehensive (Loss) Income

The changes in the accumulated other comprehensive (loss) income balances, net of related tax effects are presented in the table below:

	Foreign currency translation	Unrealized gains (losses) on hedging instruments	Unrecognized gains (losses) and prior service cost, net	Total accumulated other comprehensive (loss) income
	(in millions)
Balance at December 31, 2008	$38	$5	$(375)	$(332)
Period change	117	—	49	166

Balance at December 31, 2009	155	5	(326)	(166)
Period change	6	5	(101)	(90)

Balance at December 31, 2010	161	10	(427)	(256)
Period change	(28)	(10)	(160)	(198)

Balance at December 31, 2011	$133	$—	$(587)	$(454)